UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-04447
                                                     ---------

                             Brandywine Fund, Inc.
                             ---------------------
               (Exact name of registrant as specified in charter)

                               3711 Kennett Pike
                           Greenville, Delaware 19807
                           --------------------------
              (Address of principal executive offices) (Zip code)

                              William F. D'Alonzo
                               3711 Kennett Pike
                             Greenville, DE  19807
                              --------------------
                    (Name and address of agent for service)

                                 (302) 656-3017
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ------------

Date of reporting period: JUNE 30, 2006
                          -------------

Item 1. Schedule of Investments.

                             BRANDYWINE FUND, INC.
                            SCHEDULE OF INVESTMENTS
                                 June 30, 2006
                                  (Unaudited)

   Shares or Principal Amount                            Value
   --------------------------                            -----

COMMON STOCKS - 97.1% (A)<F2>

CONSUMER DISCRETIONARY

               APPAREL RETAIL-3.2%
   2,120,500   AnnTaylor Stores Corp.*<F1>           $   91,987,290
     417,700   Children's Place
                 Retail Stores, Inc.*<F1>                25,082,885
     316,800   Christopher & Banks Corp.                  9,187,200
     173,100   Too Inc.*<F1>                              6,645,309

               APPAREL, ACCESSORIES & LUXURY GOODS-0.5%
     401,200   Gildan Activewear Inc.*<F1>               18,856,400

               BROADCASTING & CABLE TV-3.0%
   3,746,300   Comcast Corp.*<F1>                       122,653,862

               DEPARTMENT STORES-4.6%
   3,129,600   Kohl's Corp.*<F1>                        185,021,952
     133,000   Nordstrom, Inc.                            4,854,500

               HOMEFURNISHING RETAIL-0.3%
     591,000   Select Comfort Corp.*<F1>                 13,575,270

               INTERNET RETAIL-0.1%
      94,000   Nutri/System, Inc.*<F1>                    5,840,220

               LEISURE PRODUCTS-0.4%
     395,100   Pool Corp.                                17,238,213
                                                     --------------
               Total Consumer Discretionary             500,943,101
               (Cost $468,108,527)

CONSUMER STAPLES

               DRUG RETAIL-1.3%
   1,713,700   CVS Corp.                                 52,610,590
                                                     --------------
               Total Consumer Staples                    52,610,590
               (Cost $48,017,098)

ENERGY

               COAL & CONSUMABLE FUELS-0.0%
      89,500   Alpha Natural Resources, Inc.*<F1>         1,755,990

               OIL & GAS DRILLING-0.0%
      47,500   Hercules Offshore, Inc.*<F1>               1,662,500

               OIL & GAS EQUIPMENT & SERVICES-9.6%
   1,698,900   Baker Hughes Inc.                        139,054,965
     156,400   NS Group, Inc.*<F1>                        8,614,512
     227,600   Oceaneering International, Inc.*<F1>      10,435,460
     667,800   Oil States International, Inc.*<F1>       22,892,184
     338,000   Superior Energy Services, Inc.*<F1>       11,458,200
     120,300   Warrior Energy Service Corp.*<F1>          2,926,899
   4,085,000   Weatherford International Ltd.*<F1>      202,697,700

               OIL & GAS EXPLORATION & PRODUCTION-0.1%
     404,600   Petrohawk Energy Corp.*<F1>                5,097,960

               OIL & GAS STORAGE & TRANSPORTATION-0.9%
   1,608,500   OMI Corp.                                 34,824,025
                                                     --------------
               Total Energy                             441,420,395
               (Cost $305,902,354)

FINANCIALS

               ASSET MANAGEMENT & CUSTODY BANKS-2.3%
   2,903,700   Bank of New York Company, Inc.            93,499,140

               REAL ESTATE MANAGEMENT & DEVELOPMENT-1.7%
   2,508,500   CB Richard Ellis Group, Inc.*<F1>         62,461,650

               THRIFTS & MORTGAGE FINANCE-3.2%
     807,700   MGIC Investment Corp.                     52,500,500
   1,788,300   The PMI Group, Inc.                       79,722,414
                                                     --------------
               Total Financials                         288,183,704
               (Cost $306,303,635)

HEALTH CARE

               HEALTH CARE EQUIPMENT-1.6%
     915,800   Beckman Coulter, Inc.                     50,872,690
     661,500   Cytyc Corp.*<F1>                          16,775,640

               HEALTH CARE FACILITIES-1.0%
     514,500   Manor Care, Inc.                          24,140,340
     624,700   Psychiatric Solutions, Inc.*<F1>          17,903,902

               HEALTH CARE SERVICES-2.0%
   1,506,000   DaVita, Inc.*<F1>                         74,848,200
     131,600   Express Scripts, Inc.*<F1>                 9,440,984
     200,600   inVentiv Health Inc.*<F1>                  5,773,268

               HEALTH CARE SUPPLIES-1.8%
   1,174,800   DENTSPLY International Inc.               71,192,880
      98,100   West Pharmaceutical
                 Services, Inc.                           3,559,068

               HEALTH CARE TECHNOLOGY-0.8%
   1,221,200   IMS Health Inc.                           32,789,220

               LIFE SCIENCES TOOLS & SERVICES-3.9%
   2,218,700   Fisher Scientific
                 International Inc.*<F1>                162,076,035

               MANAGED HEALTH CARE-0.5%
     435,600   Health Net Inc.*<F1>                      19,676,052

               PHARMACEUTICALS-1.1%
   1,411,200   Endo Pharmaceuticals
                 Holdings Inc.*<F1>                      46,541,376
                                                     --------------
               Total Health Care                        535,589,655
               (Cost $519,532,286)

INDUSTRIALS

               AEROSPACE & DEFENSE-5.9%
     525,000   Armor Holdings, Inc.*<F1>                 28,785,750
     639,300   DynCorp International Inc.*<F1>            6,635,934
     138,000   Esterline Technologies Corp.*<F1>          5,739,420
   2,719,200   Precision Castparts Corp.                162,499,392
     695,000   Rockwell Collins, Inc.                    38,829,650

               AIRLINES-0.5%
     787,500   SkyWest, Inc.                             19,530,000

               BUILDING PRODUCTS-0.2%
     248,700   Goodman Global, Inc.*<F1>                  3,775,266
      96,000   Griffon Corp.*<F1>                         2,505,600

               CONSTRUCTION & ENGINEERING-1.1%
     232,200   Granite Construction Inc.                 10,511,694
     373,400   Infrasource Services Inc.*<F1>             6,799,614
   1,287,100   Quanta Services, Inc.*<F1>                22,305,443
     117,300   Washington Group
                 International, Inc.                      6,256,782

               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.2%
     168,600   Manitowoc Company, Inc.                    7,502,700
   1,005,000   Trinity Industries, Inc.                  40,602,000

               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-0.2%
     145,400   Mobile Mini, Inc.*<F1>                     4,254,404
     187,200   Navigant Consulting, Inc.*<F1>             4,240,080

               ELECTRICAL COMPONENTS & EQUIPMENT-0.8%
     383,900   AMETEK, Inc.                              18,189,182
     300,600   Thomas & Betts Corp.*<F1>                 15,420,780

               ENVIRONMENTAL & FACILITIES SERVICES-0.5%
     198,900   Clean Harbors, Inc.*<F1>                   8,017,659
     363,500   Waste Connections, Inc.*<F1>              13,231,400

               INDUSTRIAL CONGLOMERATES-1.9%
   1,735,200   McDermott International, Inc.*<F1>        78,899,544

               INDUSTRIAL MACHINERY-0.3%
     186,600   Gardner Denver Inc.*<F1>                   7,184,100
     373,100   Mueller Water Products, Inc.*<F1>          6,495,671

               MARINE-0.4%
     440,800   Eagle Bulk Shipping Inc.                   6,281,400
     246,000   Kirby Corp.*<F1>                           9,717,000

               TRADING COMPANIES & DISTRIBUTORS-0.9%
   1,168,100   United Rentals, Inc.*<F1>                 37,355,838
                                                     --------------
               Total Industrials                        571,566,303
               (Cost $416,447,435)

INFORMATION TECHNOLOGY

               APPLICATION SOFTWARE-0.9%
     284,000   Jack Henry & Associates, Inc.              5,583,440
   1,008,280   Parametric Technology Corp.*<F1>          12,815,239
     325,000   Reynolds and Reynolds Co.                  9,967,750
     852,500   TIBCO Software Inc.*<F1>                   6,010,125
      50,000   Witness Systems, Inc.*<F1>                 1,008,500

               COMMUNICATIONS EQUIPMENT-8.9%
     334,400   Arris Group Inc.*<F1>                      4,387,328
   5,382,000   Avaya Inc.*<F1>                           61,462,440
   8,861,200   Cisco Systems Inc.*<F1>                  173,059,236
     253,900   Foundry Networks, Inc.*<F1>                2,706,574
   2,624,800   Harris Corp.                             108,955,448
     271,800   NETGEAR, Inc.*<F1>                         5,884,470
     460,100   Polycom, Inc.*<F1>                        10,085,392

               COMPUTER HARDWARE-3.9%
   5,053,100   Hewlett-Packard Co.                      160,082,208

               DATA PROCESSING & OUTSOURCED SERVICES-1.6%
   1,382,900   Fidelity National
                 Information Services, Inc.              48,954,660
     396,100   Fiserv, Inc.*<F1>                         17,967,096

               ELECTRONIC EQUIPMENT MANUFACTURERS-0.4%
     586,500   Tektronix, Inc.                           17,254,830

               ELECTRONIC MANUFACTURING SERVICES-2.8%
     419,100   Benchmark Electronics, Inc.*<F1>          10,108,692
   6,380,100   Flextronics International Ltd.*<F1>       67,756,662
     841,900   Trimble Navigation Ltd.*<F1>              37,582,416

               IT CONSULTING & OTHER SERVICES-0.3%
     233,100   CACI International Inc.*<F1>              13,596,723

               INTERNET SOFTWARE & SERVICES-0.5%
   1,389,500   ValueClick, Inc.*<F1>                     21,328,825

               SEMICONDUCTOR EQUIPMENT-1.5%
      58,900   ATMI, Inc.*<F1>                            1,450,118
     250,000   Entegris Inc.*<F1>                         2,382,500
   3,887,800   Teradyne, Inc.*<F1>                       54,157,054
     150,500   Veeco Instruments Inc.*<F1>                3,587,920

               SEMICONDUCTORS-7.8%
   3,925,200   Agere Systems Inc.*<F1>                   57,700,440
   3,143,600   Analog Devices, Inc.                     101,035,304
   2,707,400   Fairchild Semiconductor
                 International, Inc.*<F1>                49,193,458
   1,693,600   Integrated Device Technology, Inc.*<F1>   24,015,248
   1,977,000   International Rectifier Corp.*<F1>        77,261,160
     787,500   Semtech Corp.*<F1>                        11,379,375

               SYSTEMS SOFTWARE-5.2%
     268,100   MICROS Systems, Inc.*<F1>                 11,710,608
  13,939,100   Oracle Corp.*<F1>                        201,977,559

               TECHNOLOGY DISTRIBUTORS-1.4%
   3,195,900   Ingram Micro Inc.*<F1>                    57,941,667
                                                     --------------
               Total Information Technology           1,450,350,465
               (Cost $1,487,607,600)

MATERIALS

               DIVERSIFIED METALS & MINING-0.4%
     267,500   RTI International Metals, Inc.*<F1>       14,937,200

               STEEL-3.6%
     442,300   Allegheny Technologies, Inc.              30,624,852
     378,600   Carpenter Technology Corp.                43,728,300
     193,400   Chaparral Steel Co.*<F1>                  13,928,668
     580,600   IPSCO, Inc.                               55,557,614
      65,900   Oregon Steel Mills, Inc.*<F1>              3,338,494
                                                     --------------
               Total Materials                          162,115,128
               (Cost $124,093,087)

TELECOMMUNICATION SERVICES

               WIRELESS TELECOMMUNICATION SERVICES-0.1%
     127,100   Rogers Communications, Inc. Cl B           5,134,840
                                                     --------------
               Total Telecommunication Services           5,134,840
               (Cost $5,128,472)                     --------------

               Total common stocks                    4,007,914,181
               (Cost $3,681,140,494)

SHORT-TERM INVESTMENTS - 2.4% (A)<F2>

               COMMERCIAL PAPER-2.4%
$100,000,000   New Center Asset Trust,
                 due 7/03/06, discount of 5.28%          99,970,667
                                                     --------------
               Total commercial paper                    99,970,667
               (Cost $99,970,667)

               VARIABLE RATE DEMAND NOTE-0.0%
   1,564,625   U.S. Bank, N.A., 5.10%                     1,564,625
                                                     --------------
               Total variable rate demand note            1,564,625
               (Cost $1,564,625)                     --------------

               Total short-term investments             101,535,292
               (Cost $101,535,292)                   --------------

               Total investments-99.5%                4,109,449,473
               (Cost $3,782,675,786)

               Cash and receivables, less
                 Liabilities-0.5%(A)<F2>                 19,689,540
                                                     --------------
               TOTAL NET ASSETS-100.0%               $4,129,139,013
                                                     --------------
                                                     --------------

*<F1>     Non-dividend paying security.
(A)<F2>   Percentages for the various classifications relate to net assets.

As of June 30, 2006, investment cost for federal tax purposes was $3,782,687,271 and the tax components of unrealized appreciation/depreciation were as follows:


Aggregate gross unrealized appreciation     $444,583,799

Aggregate gross unrealized depreciation     (117,821,597)
                                            ------------
Net unrealized appreciation                 $326,762,202
                                            ------------
                                            ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Brandywine Fund, Inc.
                  ---------------------

     By (Signature and Title) /s/ William F. D'Alonzo
                              -----------------------
                              William F. D'Alonzo, President

     Date  August 16, 2006
           ---------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ William F. D'Alonzo
                              -----------------------
                              William F. D'Alonzo, President

     Date  August 16, 2006
           ---------------

     By (Signature and Title) /s/ Christopher G. Long
                              ------------------------
                              Christopher G. Long, Treasurer

     Date  August 16, 2006
           ---------------